Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
a) The following table and related footnotes provide information about certain of the Partnership's related party transactions for the periods indicated:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	$	$	$	$
Voyage revenues (i)	—	9,296	9,418	26,851
Vessel operating expenses (ii)	(4,160)	(5,133)	(15,547)	(14,713)
Time-charter hire expense (iii)	(1,690)	—	(1,690)	—
General and administrative expenses (iv)	(1,873)	(901)	(9,202)	(5,363)
General and administrative expenses deferred and capitalized (v)	(188)	(152)	(583)	(659)

(i)
Commencing in 2008, the Arctic Spirit and Polar Spirit LNG carriers were time-chartered to Teekay Corporation at fixed-rates for periods of 10 years. The contract periods for the Polar Spirit and for the Arctic Spirit expired in March 2018 and April 2018, respectively.

(ii)
The Partnership and certain of its operating subsidiaries have entered into service agreements with certain subsidiaries of Teekay Corporation pursuant to which the Teekay Corporation subsidiaries provide to the Partnership and its subsidiaries crew training and technical management services. In addition, as part of the Partnership's acquisition of its ownership interest in the Pan Union Joint Venture in 2014, the Partnership entered into an agreement with a subsidiary of Teekay Corporation whereby Teekay Corporation's subsidiary agreed to provide, on behalf of the Partnership, shipbuilding supervision and crew training services for four LNG carrier newbuildings in the Pan Union Joint Venture, up to their delivery dates from 2017 to 2019. All costs incurred by these Teekay Corporation subsidiaries related to these services are charged to the Partnership and recorded as part of vessel operating expenses.

(iii)
In September 2018, the Partnership entered into an agreement with its 52%-owned joint venture, the Teekay LNG-Marubeni Joint Venture, to charter in one of Teekay LNG-Maubeni Joint Venture's LNG carriers, the Magellan Spirit, for a period of two years at a fixed-rate.

(iv)
Includes administrative, advisory, business development, commercial and strategic consulting services charged by Teekay Corporation and reimbursements to Teekay Corporation and the Partnership's General Partner for costs incurred on the Partnership's behalf for the conduct of the Partnership's business.

(v)
Includes the Partnership's proportionate costs associated with the Bahrain LNG Joint Venture, including pre-operation, engineering and financing-related expenses, of which $0.2 million and $0.8 million was reimbursed by the Bahrain LNG Joint Venture for the three and nine months ended September 30, 2018, respectively ($0.4 million and $0.9 million for the three and nine months ended September 30, 2017, respectively). The net costs are recorded as part of investments in and advances to equity-accounted joint ventures in the Partnership's consolidated balance sheets.